Taxes - Significant components of deferred tax assets (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ (4,736,112)	$ (73,633)
US
Operating Loss Carryforwards [Line Items]
Deferred tax assets	4,704,833	69,066
Canada
Operating Loss Carryforwards [Line Items]
Deferred tax assets	640	341
Singapore
Operating Loss Carryforwards [Line Items]
Deferred tax assets	$ 30,639	$ 4,226